K&L Gates llp 1601 K Street NW Washington, DC 20006-1600 t 202.778.9000 www.kigates.com
April 30, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Select Funds File Nos. 333-88343 and 811-09603 Post Effective Amendment No. 14
Dear Sir or Madam:
     Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Select Funds (the “Trust”) is Post-Effective Amendment No. 14 to the Trust’s currently effective Registration Statement on Form N-1A (“PEA 14”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
     The purposes of this filing are to: (1) respond to comments regarding Post-Effective Amendment No. 13 provided by the Staff of the Securities and Exchange Commission; (2) update the Trust’s financial statements; and (3) update other information and make other non-material changes to the Fund’s prospectus and statement of additional information.
     PEA 14 will become automatically effective upon filing pursuant to Rule 485(b) of the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.
Very truly yours,
/s/ Francine Rosenberger
Francine J. Rosenberger
Attachments

cc:	Rosemary Behan American Beacon Advisors, Inc.